Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Payable Abstract
Government institutions	$ 43,955	$ 39,480
Accrued expenses and other current liabilities	42,385	40,931
Total	$ 86,340	$ 80,411